SHARE-BASED COMPENSATION - Non-Employee Share options (Details) - Non-Employee Share options - $ / shares		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED COMPENSATION
Options outstanding (in shares)	1,045,962	852,519
Options outstanding (in dollars per share)	$ 1.00
Share options vested (in shares)	975,962
Share options granted (in shares)		0	35,000	25,625
Exercise price of share options granted (in dollars per share)		$ 1.99	$ 1.99	$ 1.99
Share options exercised (in shares)		254,068
Contractual term of options granted		4 years	4 years	4 years
Percentage of stock awards vesting each year		25.00%
Vested and exercisable (in shares)		810,957